Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2019	2018	2017
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	146	160	152
Other short-term borrowings excluding overdrafts			8	–	–
Bank collateral[1]			71	384	513
Lease liabilities[2]			188	–	5
Floating rate notes	US dollars	2018	–	–	399
1.75% Callable bond	US dollars	2018	–	–	998
1.95% Callable bond	US dollars	2019	–	999	–
2.375% Callable bond	US dollars	2020	1,597	–	–
Other loans (Commercial paper)		Within one year	–	211	180
Total			2,010	1,754	2,247
Non-current liabilities
Lease liabilities[2]			487	–	–
1.95% Callable bond	US dollars	2019	–	–	999
2.375% Callable bond	US dollars	2020	–	1,594	1,591
0.875% Non-callable bond	euros	2021	837	854	890
0.25% Callable bond	euros	2021	559	570	594
Floating rate notes	US dollars	2022	250	250	249
2.375% Callable bond	US dollars	2022	996	994	992
7% Guaranteed debentures	US dollars	2023	335	325	347
Floating rate notes	US dollars	2023	400	400	–
3.5% Callable bond	US dollars	2023	846	845	–
0.75% Callable bond	euros	2024	1,003	1,022	1,067
3.375% Callable bond	US dollars	2025	1,983	1,980	1,978
3.125% Callable bond	US dollars	2027	743	743	742
1.25% Callable bond	euros	2028	885	903	941
4% Callable bond	US dollars	2029	992	992	–
5.75% Non-callable bond	pounds sterling	2031	457	443	468
6.45% Callable bond	US dollars	2037	2,721	2,721	2,720
4% Callable bond	US dollars	2042	987	987	987
4.375% Callable bond	US dollars	2045	980	979	979
4.375% Callable bond	US dollars	2048	737	736	–
Other loans	US dollars		19	21	16
Total			16,217	17,359	15,560
Total interest-bearing loans and borrowings[3,4]			18,227	19,113	17,807
1.	In 2017, the Group changed its accounting policy such that collateral receipts were included in interest-bearing loans and borrowings. Previously, these were included in short-term deposits.
2.	Comparative figures related to finance leases recognised under IAS 17.
3.	All loans and borrowings above are unsecured.
4.	The floating rate bonds which will be repaid beyond 2021 will be impacted by the change in Libor reference rates.

Schedule of reconciliation of interest bearing loans and borrowings

	Total	Total
	loans and	loans and
	borrowings	borrowings
	2019	2018
	$m	$m
At 1 January	19,113	17,807
Adoption of new accounting standards – Lease liabilities	720	–
Changes from financing cash flows
Issue of loans	500	2,971
Repayment of loans	(1,500)	(1,400)
Movement in short-term borrowings	(516)	(98)
Repayment of lease liabilities	(186)	–
Total changes in cashflows arising on financing activities	(1,702)	1,473
Movement in overdrafts	(13)	8
New lease liabilities	173	–
Exchange	(62)	(177)
Other movements	(2)	2
At 31 December	18,227	19,113

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

:

	Instruments in a		Instruments		Instruments		Total
	fair value hedge		designated		designated in	Amortised	carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	cost	value	value
	$m		$m		$m	$m	$m	$m
2017
Overdrafts	–		–		–	152	152	152
Finance leases due within one year[3]	–		–		–	5	5	5
Loans due within one year	596		–		–	1,494	2,090	2,092
Loans due after more than one year	304		347		2,602	12,307	15,560	17,031
Total at 31 December 2017	900		347		2,602	13,958	17,807	19,280
2018
Overdrafts	–		–		–	160	160	160
Finance leases due within one year[3]	–		–		–	–	–	–
Loans due within one year	–		–		–	1,594	1,594	1,587
Loans due after more than one year	346		325		2,495	14,193	17,359	17,841
Total at 31 December 2018	346		325		2,495	15,947	19,113	19,588
2019
Overdrafts	–		–		–	146	146	146
Lease liabilities due within one year	–		–		–	188	188	188
Lease liabilities due after more than one year	–		–		–	487	487	487
Loans due within one year	–		–		–	1,676	1,676	1,684
Loans due after more than one year	339		335		2,447	12,609	15,730	18,044
Total at 31 December 2019	339		335		2,447	15,106	18,227	20,549
[1]

Instruments designated as hedged items in a fair value hedge relationship relate to a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond. The accumulated amount of fair value hedge adjustments to the bond is a loss of $11m.

[2]	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.
[3]	Comparative figures relate to finance leases recognised under IAS 17.

Schedule of interest rates used to discount future cash flows for fair value adjustments

			2019			2018			2017
Loans and borrowings	(0.5)%	to	1.6%	(0.4)%	to	2.4%	(0.4)%	to	2.0%